ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
11.	ACCOUNTS RECEIVABLE

The components of accounts receivable are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Trade receivables	$94.7	$121.9	$115.1
Less: allowance for doubtful accounts	(2.2)	–	(2.0)
	92.5	121.9	113.1
Sales taxes receivable	12.6	12.7	7.5
Pulp and Paper Green Transformation Program receivable	–	–	6.9
Other receivables	8.9	6.2	7.4
	$114.0	$140.8	$134.9

Accounts receivable are pledged as collateral against the long-term debt of the company. See note 18, Long-term debt, for detailed disclosure of the collateral arrangements of the company.